Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenue	$ 16,201,004	$ 94,892,148	$ 340,596,365	$ 448,668,928
Cost of goods sold	12,769,463	76,397,920	276,920,256	358,439,239
Gross profit	3,431,541	18,494,228	63,676,109	90,229,689
Operating expenses:
Advertising	1,144,140	9,701,292	31,509,076	42,346,886
Selling, general and administrative	6,028,918	11,672,727	39,492,132	49,554,126
Depreciation	1,998,916	1,954,462	8,283,982	7,465,095
Total operating expenses	9,171,974	23,328,481	79,285,190	99,366,107
Loss from operations	(5,740,433)	(4,834,253)	(15,609,081)	(9,136,418)
Change in fair value of warrants	(556,000)		(248,000)
Loss on extinguishment of debt	879,045
Interest expense	416,305		240,282	7,172
Loss before income tax benefit	(6,479,783)	(4,834,253)	(15,601,363)	(9,143,590)
Income tax benefit		(881,066)	2,322,517	(1,180,790)
Net loss	$ (6,479,783)	$ (3,953,187)	(17,923,880)	(7,962,800)
Loss available to common shareholders			$ (17,923,880)	$ (7,962,800)
Loss per common share
Loss per share (basic and diluted) (in Dollars per share)	$ (0.19)	$ (0.12)	$ (0.53)	$ (0.24)
Weighted average number of shares (basic and diluted) (in Shares)	34,825,971	33,965,804	34,113,108	33,179,973